Long-Term Loan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 ILS (₪)
Long-Term Loan [Abstract]
Letter of credit						$ 2,054	₪ 7,904
Long-term loan				$ 5,248	₪ 20,263
Bearing interest rate	0.46%
Bank prime rate	1.50%
Interest expenses	$ 326	$ 321	$ 75
Currency exchange expense (income)	$ 796	$ (31)	$ 338